Organization and Business Description (Details) - shares				6 Months Ended	12 Months Ended
	Mar. 24, 2025	Mar. 10, 2025	Sep. 16, 2024	Apr. 30, 2025	Oct. 31, 2024
Organization and Business Description [Line Items]
Number of shares cancelled				50,000,000
Reverse stock split	133,828	67,985	961,807		4,715,419
Common Class A [Member]
Organization and Business Description [Line Items]
Reverse stock split					4,715,419
Common Stock [Member] | Common Class A [Member]
Organization and Business Description [Line Items]
Reverse stock split				2,000,000